United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies


                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 3/31/05


                Date of Reporting Period: Quarter ended 12/31/04


Item 1.     Schedule of Investments


Tax Free Instruments Trust
Portfolio of Investments
December 31, 2004 (unaudited)


    Principal
    Amount                                                                      Value


                       Short-Term Municipals--100.2%
                       Alabama--0.3%
$   8,000,000          Jefferson County, AL, Sewer System, Warrants
                       (Series 2002 C-3) Weekly VRDNs (XL Capital
                       Assurance Inc. INS)/(Bank of America N.A. LIQ)        $  8,000,000
                       Arizona--1.1%
    4,425,000          Arizona Health Facilities Authority Weekly VRDNs
                       (University Physicians, Inc.)/(J.P.Morgan Chase
                       Bank, N.A. LOC)                                          4,425,000
    5,985,000          Maricopa County, AZ, IDA, (Series 1984) Weekly
                       VRDNs (Gannett Co., Inc.)                                5,985,000
    1,000,000          Maricopa County, AZ, IDA, (Series 2000A)  Weekly
                       VRDNs (Las Gardenias Apartments, LP)/(FNMA LOC)          1,000,000
    5,000,000      1   Maricopa County, AZ, IDA, PUTTERs (Series 420)
                       Weekly VRDNs (Catholic Healthcare West)/(J.P.
                       Morgan Chase & Co. LIQ)/(J.P.Morgan Chase Bank,
                       N.A. LOC)                                                5,000,000
    7,325,000      1   Phoenix, AZ IDA, (PT-479) Weekly VRDNs (Sunset
                       Ranch Apartments)/(FHLMC GTD)/
                       (FHLMC LIQ)                                              7,325,000
    170,000            Pima County, AZ IDA Weekly VRDNs (A & P
                       Investments)/(J.P.Morgan Chase Bank, N.A. LOC)           170,000
    4,335,916          Pima County, AZ IDA Weekly VRDNs (BJR Investments,
                       Inc.)/(J.P.Morgan Chase Bank, N.A. LOC)                  4,335,916
    1,595,000          Pima County, AZ IDA, (Series 2000A) Weekly VRDNs
                       (Broadway Proper Congregate)/(State Street Bank
                       and Trust Co. LOC)                                       1,595,000
                       Total                                                    29,835,916
                       Arkansas--0.0%
    1,000,000          Arkansas Development Finance Authority, (Series
                       2001) Weekly VRDNs (ENSCO, Inc.)/
                       (Wachovia Bank N.A. LOC)                                 1,000,000
                       California--5.5%
    3,000,000          California State Department of Water Resources
                       Power Supply Program, (Series 2002 C-2) Weekly
                       VRDNs (AMBAC INS)/(WestLB AG (Guaranteed) LIQ)           3,000,000
    1,210,000      1   California State Public Works Board, Variable Rate
                       Certificates (Series 2000B) Weekly VRDNs (Regents
                       of University of California)/(MBIA Insurance Corp.
                       INS)/(Bank of America N.A. LIQ)                          1,210,000
    4,995,000      1   California State, (PT-1804) Weekly VRDNs (MBIA
                       Insurance Corp. INS)/(Merrill Lynch & Co., Inc.
                       LIQ)                                                     4,995,000
    49,000,000         California State, 3.00% RANs, 6/30/2005                  49,301,928
    10,000,000     1   California Statewide Communities Development
                       Authority, (Series 2004 FR/RI-FI5) Weekly VRDNs
                       (CHF-Irvine LLC)/(Lehman Brothers Holdings, Inc.
                       SWP)                                                     10,000,000
    19,000,000     1   Clipper Tax-Exempt Certificates Trust (California
                       Non-AMT)/(Series 2004-7) Weekly VRDNs (California
                       State Fiscal Recovery Fund)/(MBIA Insurance Corp.
                       INS)/(State Street Bank and Trust Co. LIQ)               19,000,000
    5,245,000          Eden Township, CA Healthcare District, (Series
                       2004) Weekly VRDNs (Eden Hospital Health Services
                       Corp.)/(Allied Irish Banks PLC LOC)                      5,245,000
    44,000,000         Fresno, CA, (Series 2000C) Weekly VRDNs (Trinity
                       Healthcare Credit Group)                                 44,000,000
    1,612,855      1   Koch Floating Rate Trust (California Non-AMT)
                       (Series 1998-1) Weekly VRDNs (AMBAC INS)/(State
                       Street Bank and Trust Co. LIQ)                           1,612,855
    12,000,000     1   Los Angeles, CA Unified School District, ROCs
                       (Series 35) Weekly VRDNs (FGIC INS)/
                       (Citibank N.A, New York LIQ)                             12,000,000
                       Total                                                    150,364,783
                       Colorado--3.8%
    3,225,000      1   Colorado Department of Transportation, ROCs
                       (Series 4046) Weekly VRDNs (AMBAC INS)/(Citigroup
                       Global Markets Holdings, Inc. LIQ)                       3,225,000
    1,500,000          Colorado Health Facilities Authority, (Series 1998
                       F) Weekly VRDNs (Developmental Disabilities
                       Center)/(J.P.Morgan Chase Bank, N.A. LOC)                1,500,000
    2,440,000          Colorado Health Facilities Authority, (Series
                       1998B) Weekly VRDNs (Developmental Pathways,
                       Inc.)/(J.P.Morgan Chase Bank, N.A. LOC)                  2,440,000
    2,410,000          Colorado Health Facilities Authority, (Series
                       1998D) Weekly VRDNs (North Metro Community
                       Servies, Inc.)/(J.P.Morgan Chase Bank, N.A. LOC)         2,410,000
    135,000            Colorado Health Facilities Authority, (Series
                       1998E) Weekly VRDNs (Arkansas Valley)/
                       (J.P.Morgan Chase Bank, N.A. LOC)                        135,000
    2,410,000          Colorado Health Facilities Authority, (Series
                       1998G-1) Weekly VRDNs (Goodwill Industries of
                       Denver)/(J.P.Morgan Chase Bank, N.A. LOC)                2,410,000
    600,000            Colorado Health Facilities Authority, (Series
                       1998H) Weekly VRDNs (Community Partnership for
                       Child Development)/(U.S. Bank, N.A LOC)                  600,000
    1,300,000          Colorado Postsecondary Educational Facilities,
                       (Series 1997) Weekly VRDNs (Waldorf School
                       Association of Boulder, Inc. - Shining Mountain
                       Waldorf School)/(Key Bank, N.A. LOC)                     1,300,000
    800,000            Colorado Springs, CO Utility System, IDRBs (Series
                       1996) Weekly VRDNs (Micro Metals, Inc.)/(U.S.
                       Bank, N.A LOC)                                           800,000
    18,745,000     1   Colorado State, TRANs (Series 2004 FR/RI-L49J)
                       Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)        18,745,000
    40,000,000     1   Denver Urban Renewal Authority, Stapleton Tax
                       Increment Revenue (Series 2004 FR/RI-F7J) Weekly
                       VRDNs (Lehman Brothers Holdings, Inc. SWP)               40,000,000
    3,925,000          Mesa County, CO, (Series 1996) Weekly VRDNs (3D
                       Systems Corp.)/(Wells Fargo Bank Minnesota N.A LOC)      3,925,000
    8,705,000          Moffat County, CO, PCRB (Series 1984) Weekly VRDNs
                       (Tri-State Generation and Transmission
                       Association)/(AMBAC INS)/(J.P.Morgan Chase Bank,
                       N.A. LIQ)                                                8,705,000
    17,125,000         Traer Creek Metropolitan Distirct, CO, (Series
                       2002) Weekly VRDNs (BNP Paribas SA LOC)                  17,125,000
                       Total                                                    103,320,000
                       Connecticut--4.6%
    3,925,000          Connecticut Development Authority Healthcare
                       Revenue Weekly VRDNs (Corporation for Independent
                       Living)/(J.P.Morgan Chase Bank, N.A. LOC)                3,925,000
    4,800,000          Connecticut Development Authority Healthcare
                       Revenue, (Series 1993A) Weekly VRDNs (Corporation
                       for Independent Living)/(Dexia Credit Local LOC)         4,800,000
    4,600,000          Connecticut Development Authority, (Series 1999),
                       1.75% CP (New England Power Co.), Mandatory Tender
                       1/12/2005                                                4,600,000
    6,000,000          Connecticut State HEFA, (Series B) Weekly VRDNs
                       (Hartford Hospital)/(Fleet National Bank LOC)            6,000,000
    4,000,000          Connecticut State HEFA, (Series M) Weekly VRDNs
                       (St. Raphael Hospital)/(KBC Bank N.V. LOC)               4,000,000
    26,000,000         Connecticut State HEFA, (Series S), 1.80% CP (Yale
                       University), Mandatory Tender 1/18/2005                  26,000,000
    9,745,000      1   Connecticut State HFA, Variable Rate Certificates
                       (Series 1998S), 1.675% TOBs (Bank of America N.A.
                       LIQ), Optional Tender 9/1/2005                           9,745,000
    18,175,000     1   Connecticut State, (Series 2001 - J.P.MC4) Daily
                       VRDNs (J.P. Morgan Chase & Co. LIQ)                      18,175,000
    23,500,000         Connecticut State, Second Lien Special Tax
                       Obligation Refunding Bonds, Transportation
                       Infrastructure Purposes (2003 Series 1) Weekly
                       VRDNs (AMBAC INS)/(WestLB AG (Guaranteed) LIQ)           23,500,000
    2,950,000          Connecticut State, Second Lien Special Tax
                       Obligation Refunding Bonds, Transportation
                       Infrastructure Purposes (2003 Series 2) Weekly
                       VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)               2,950,000
    2,500,000          Hartford, CT Redevelopment Authority Weekly VRDNs
                       (Underwood Towers)/(FSA INS)/
                       (Societe Generale, Paris LIQ)                            2,500,000
    4,500,000          New Britain, CT, (Series 1999) Weekly VRDNs (AMBAC
                       INS)/(Bank of Nova Scotia, Toronto LIQ)                  4,500,000
    6,300,000          New Britain, CT, (Series 2000B) Weekly VRDNs
                       (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)           6,300,000
    5,000,000          New Haven, CT, (Series 2002A), 1.82% CP
                       (Landesbank Hessen-Thueringen, Frankfurt LOC),
                       Mandatory Tender 1/14/2005                               5,000,000
    1,650,000          Regional School District No. 8, CT, 1.90% BANs,
                       1/20/2005                                                1,650,506
                       Total                                                    123,645,506
                       District of Columbia--1.9%
    6,320,000      1   District of Columbia HFA, Roaring Fork (Series
                       1999-2) Weekly VRDNs (GNMA COL)/(Bank of New York
                       LIQ)                                                     6,320,000
    8,330,000      1   District of Columbia Water & Sewer Authority,
                       MERLOTS (Series 2000 A11), 2.11% TOBs (FSA
                       INS)/(Wachovia Bank N.A. LIQ), Optional Tender
                       11/10/2005                                               8,330,000
    18,330,000     1   District of Columbia, (PT-372A), 1.35% TOBs (MBIA
                       Insurance Corp. INS)/(Merrill Lynch & Co., Inc.
                       LIQ), Optional Tender 4/21/2005                          18,330,000
    11,260,000     1   District of Columbia, (PT-372B), 1.35% TOBs (FSA
                       INS)/(Merrill Lynch & Co., Inc. LIQ), Optional
                       Tender 4/21/2005                                         11,260,000
    6,240,000          District of Columbia, (Series 1997) Weekly VRDNs
                       (Children's Defense Fund)/(Manufacturers & Traders
                       Trust Co., Buffalo, NY LOC)                              6,240,000
                       Total                                                    50,480,000
                       Florida--0.6%
    5,460,000      1   Florida Housing Finance Corp., (PT-1345) Weekly
                       VRDNs (Lake Forest Apartments)/(Merrill Lynch &
                       Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)           5,460,000
    6,000,000          Highlands County, FL Health Facilities Authority,
                       Hospital Revenue Bonds , 3.35% TOBs (Adventist
                       Health System/ Sunbelt Obligated Group), Mandatory
                       Tender 9/1/2005                                          6,058,912
    3,800,000          Jacksonville, FL IDA, (Series 1996) Weekly VRDNs
                       (Portion Pac, Inc.)/(Heinz (H.J.) Co. GTD)               3,800,000
    1,800,000          Palm Beach County, FL, (Series 2000) Weekly VRDNs
                       (Norton Gallery and School of Art, Inc.)/(Bank of
                       America N.A. LOC)                                        1,800,000
                       Total                                                    17,118,912
                       Georgia--1.2%
    5,000,000      1   Atlanta, GA Airport Revenue Authority, (PA-916R),
                       1.77% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc.
                       LIQ), Optional Tender 4/7/2005                           5,000,000
    10,000,000     1   Atlanta, GA Water & Wastewater, (ROCs Series 324)
                       Weekly VRDNs (FSA INS)/(Citibank N.A, New York LIQ)      10,000,000
    8,330,000          Clayton County, GA Housing Authority, (Series
                       2000A: Summerwind) Weekly VRDNs (Double Winds
                       Ventures LLC)/(FNMA LOC)                                 8,330,000
    6,380,000          Floyd County, GA, PCRB (First Series 1996) Daily
                       VRDNs (Georgia Power Co.)                                6,380,000
    4,050,000          Newnan, GA Housing Authority, (Series 2002) Weekly
                       VRDNs (Summit Point Apartments)/
                       (Columbus Bank and Trust Co., GA LOC)                    4,050,000
                       Total                                                    33,760,000
                       Hawaii--1.3%
    5,945,000      1   Clipper Tax-Exempt Certificates Trust (Hawaii AMT)
                       (Series 1998-7) Weekly VRDNs (Hawaii Finance and
                       Development Corp.)/(FNMA COL)/(State Street Bank
                       and Trust Co. LIQ)                                       5,945,000
    2,590,000      1   Hawaii Finance and Development Corp., MERLOTS
                       (Series 2001 A15) Weekly VRDNs (FNMA
                       COL)/(Wachovia Bank N.A. LIQ)                            2,590,000
    7,500,000          Hawaii State Department of Budget & Finance,
                       (Series 2004B-1) Weekly VRDNs (Hawaii Pacific
                       Health)/(Radian Asset Assurance INS)/(Bank of Nova
                       Scotia, Toronto LIQ)                                     7,500,000
    11,900,000     1   Hawaii State, (Series 2001-738) Weekly VRDNs (FSA
                       INS)/(Morgan Stanley LIQ)                                11,900,000
    7,700,000      1   Hawaii State, ROCs (Series 1044) Weekly VRDNs (FSA
                       INS)/(Citigroup Global Markets Holdings, Inc. LIQ)       7,700,000
                       Total                                                    35,635,000
                       Illinois--9.3%
    10,000,000     1   ABN AMRO MuniTOPS Certificates Trust (Multistate
                       Non-AMT)/(Series 1998-14) Weekly VRDNs (Cook
                       County, IL)/(FGIC INS)/(ABN AMRO Bank NV,
                       Amsterdam LIQ)                                           10,000,000
    24,000,000         Chicago, IL Board of Education, (Series 2004D)
                       Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ)              24,000,000
    14,600,000         Chicago, IL Metropolitan Water Reclamation
                       District, (Series 2002-E) Weekly VRDNs (Landesbank
                       Hessen-Thueringen, Frankfurt LIQ)                        14,600,000
    4,960,000      1   Chicago, IL O'Hare International Airport, MERLOTS
                       (Series 2002 A25) Weekly VRDNs (MBIA Insurance
                       Corp. INS)/(Wachovia Bank N.A. LIQ)                      4,960,000
    16,125,000     1   Chicago, IL Park District, Floater Certificates
                       (Series 2001-564) Weekly VRDNs (FGIC INS)/(Morgan
                       Stanley LIQ)                                             16,125,000
    50,000,000         Chicago, IL Wastewater Transmission, (Series
                       2004A) Weekly VRDNs (MBIA Insurance Corp.
                       INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                  50,000,000
    16,500,000         Chicago, IL, (Series 2003 B-1) Weekly VRDNs (FSA
                       INS)/(J.P.Morgan Chase Bank, N.A. LIQ)                   16,500,000
    10,000,000     1   Chicago, IL, Variable Rate Certificates (Series
                       1998M) Weekly VRDNs (FGIC INS)/(Bank of America
                       N.A. LIQ)                                                10,000,000
    30,300,000         Cook County, IL, (Series 2002 B) Weekly VRDNs
                       (Landesbank Hessen-Thueringen, Frankfurt LIQ)            30,300,000
    3,845,000          Illinois Development Finance Authority, (Series
                       2001) Weekly VRDNs (Loyola Academy)/
                       (J.P.Morgan Chase Bank, N.A. LOC)                        3,845,000
    1,000,000          Illinois Development Finance Authority, IDB Weekly
                       VRDNs (Aurora Central Catholic High
                       School)/(Allied Irish Banks PLC LOC)                     1,000,000
    4,290,000          Illinois Development Finance Authority, IDB,
                       (Series 1995) Weekly VRDNs (St. Paul's
                       House)/(Lasalle Bank, N.A. LOC)                          4,290,000
    2,675,000          Illinois Finance Authority, (Series 2004) Weekly
                       VRDNs (Kohl Children's Museum of Greater Chicago,
                       Inc.)/(Fifth Third Bank, Cincinnati LOC)                 2,675,000
    5,000,000          Illinois Health Facilities Authority, (Series
                       2003) Weekly VRDNs (Herman M. Finch
                       University)/(J.P. Morgan Chase Bank, N.A. LOC)           5,000,000
    1,200,000          Illinois Health Facilities Authority, Revolving
                       Fund Pooled Financing Program (Series 1985F)
                       Weekly VRDNs (J.P.Morgan Chase Bank, N.A. LOC)           1,200,000
    5,555,000      1   Illinois State, (Series 2001-636) Weekly VRDNs
                       (FSA INS)/(Morgan Stanley LIQ)                           5,555,000
    22,495,000     1   Illinois State, Class A Certificates (Series
                       2002-189) Weekly VRDNs (FGIC INS)/(Bear Stearns
                       Cos., Inc. LIQ)                                          22,495,000
    250,000            Mendota, IL, IDRB (Series 1995) Weekly VRDNs
                       (Minnesota Diversified Products, Inc.)/
                       (Wells Fargo Bank Minnesota N.A LOC)                     250,000
    900,000            Naperville, IL, Economic Development Refunding
                       Revenue Bonds (Series 1994) Weekly VRDNs
                       (Independence Village Associates Ltd.
                       Project)/(U.S. Bank, N.A LOC)                            900,000
    7,045,000      1   Regional Transportation Authority, IL, AUSTIN
                       (Series 2003C) Weekly VRDNs (MBIA Insurance Corp.
                       INS)/(Bank of America N.A. LIQ)                          7,045,000
    8,835,000      1   Regional Transportation Authority, IL, MERLOTS
                       (Series 2001-A48) Weekly VRDNs (FSA INS)/(Wachovia
                       Bank N.A. LIQ)                                           8,835,000
    9,950,000      1   Regional Transportation Authority, IL, MERLOTS
                       (Series 2002-A24) Weekly VRDNs (MBIA Insurance
                       Corp. INS)/(Wachovia Bank N.A. LIQ)                      9,950,000
    4,000,000          Springfield, IL, (Series 1999) Weekly VRDNs (Oak
                       Terrace Joint Venture LP)/(Credit Suisse First
                       Boston LOC)                                              4,000,000
                       Total                                                    253,525,000
                       Indiana--1.8%
    8,850,000          Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger
                       Co.)/(U.S. Bank, N.A LOC)                                8,850,000
    9,500,000          Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs
                       (Kroger Co.)/(U.S. Bank, N.A LOC)                        9,500,000
    1,845,000          Hamilton County, IN, EDRB (Series 1995) Weekly
                       VRDNs (Fabcon LLC Project)/(Wells Fargo Bank
                       Minnesota N.A LOC)                                       1,845,000
    3,100,000          Indiana Health Facility Financing Authority,
                       (Series 2002) Weekly VRDNs (United Church Homes,
                       Inc.)/(Key Bank, N.A. LOC)                               3,100,000
    1,450,000      1   Indiana State HFA, MERLOTS (Series 2001-A2) Weekly
                       VRDNs (Wachovia Bank N.A. LIQ)                           1,450,000
    3,935,000          Jasper County, IN EDA, (Series 1998A) Weekly VRDNs
                       (Oak Grove Christian Retirement Village,
                       Inc.)/(Fifth Third Bank, Cincinnati LOC)                 3,935,000
    7,000,000          Richmond, IN EDA Weekly VRDNs (Gannett Co., Inc.)        7,000,000
    7,588,500          Valparaiso, IN Community Schools, 3.25% TANs,
                       12/31/2005                                               7,658,162
    5,210,000          Winona Lake, IN, (Series 1999) Weekly VRDNs (Grace
                       College)/(Key Bank, N.A. LOC)                            5,210,000
                       Total                                                    48,548,162
                       Iowa--0.3%
    6,915,000          Iowa Falls, IA, (Series 1998) Weekly VRDNs
                       (Christensen Farms Midwest LLC)/(Harris Trust &
                       Savings Bank, Chicago LOC)                               6,915,000
    1,100,000          Iowa Finance Authority, (Series 1996) Weekly VRDNs
                       (Wittern Realty, Inc. Project)/(Wells Fargo Bank
                       Minnesota N.A LOC)                                       1,100,000
                       Total                                                    8,015,000
                       Kansas--0.3%
    6,000,000          Manhattan, KS, IDRB, (Series 1994) Weekly VRDNs
                       (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC)             6,000,000
    1,730,000      1   Sedgwick & Shawnee Counties, KS, Variable Rate
                       Certificates (Series 1999W) Weekly VRDNs (GNMA
                       COL)/(Bank of America N.A. LIQ)                          1,730,000
                       Total                                                    7,730,000
                       Kentucky--0.5%
    4,240,000          Henderson County, KY, (Series 1996) Weekly VRDNs
                       (Audubon Metals LLC Project)/(Harris Trust &
                       Savings Bank, Chicago LOC)                               4,240,000
    7,536,000      1   Kentucky Turnpike Authority, Floater Certificates
                       (2001-567) Weekly VRDNs (FSA INS)/
                       (Morgan Stanley LIQ)                                     7,536,000
    2,645,000          Wilmore, KY, (Series 1999) Weekly VRDNs (United
                       Methodist Retirement Community, Inc.)/
                       (Allied Irish Banks PLC LOC)                             2,645,000
                       Total                                                    14,421,000
                       Louisiana--1.4%
    6,000,000      1   ABN AMRO MuniTOPS Certificates Trust (Louisiana
                       Non-AMT)/(Series 2002-17) Weekly VRDNs (Louisiana
                       State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV,
                       Amsterdam LIQ)                                           6,000,000
    3,000,000          Lake Charles, LA Harbor & Terminal District,
                       (Series 1995A) Weekly VRDNs (Polycom-Huntsman,
                       Inc.)/(Bank of America N.A. LOC)                         3,000,000
    12,000,000         Louisiana Local Government Environmental
                       Facilities Community Development Authority,
                       (Series 2002) Weekly VRDNs (Isidore Newman
                       School)/(SunTrust Bank LOC)                              12,000,000
    13,090,000     1   Louisiana Local Government Environmental
                       Facilities Community Development Authority,
                       (Series 2004 FR/RI-F4) Weekly VRDNs (Carlyle
                       Apartments)/(Lehman Brothers Holdings, Inc. SWP)         13,090,000
    5,100,000          Louisiana State University and Agricultural and
                       Mechanical College, (Series 2000) Weekly VRDNs
                       (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)          5,100,000
                       Total                                                    39,190,000
                       Maryland--0.7%
    4,710,000          Maryland State Health & Higher Educational
                       Facilities Authority Weekly VRDNs (Capitol
                       College)/(Manufacturers & Traders Trust Co.,
                       Buffalo, NY LOC)                                         4,710,000
    530,000            Maryland State Health & Higher Educational
                       Facilities Authority, (Series 2001C) Weekly VRDNs
                       (Collington Episcopal Life Care Community,
                       Inc.)/(Lasalle Bank, N.A. LOC)                           530,000
    15,000,000         Montgomery County, MD EDA, (Series 2004) Weekly
                       VRDNs (Riderwood Village, Inc.)/
                       (Manufacturers & Traders Trust Co., Buffalo, NY
                       LOC)                                                     15,000,000
                       Total                                                    20,240,000
                       Massachusetts--11.2%
    12,000,000     1   ABN AMRO MuniTOPS Certificates Trust
                       (Massachusetts Non-AMT)/(Series 1998-12) Weekly
                       VRDNs (Massachusetts Water Resources
                       Authority)/(MBIA Insurance Corp. INS)/(ABN AMRO
                       Bank NV, Amsterdam LIQ)                                  12,000,000
    25,360,000     1   ABN AMRO MuniTOPS Certificates Trust
                       (Massachusetts Non-AMT)/(Series 2000-2) Weekly
                       VRDNs (Massachusetts Water Resources
                       Authority)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam
                       LIQ)                                                     25,360,000
    15,895,000     1   Clipper Tax-Exempt Certificates Trust
                       (Massachusetts Non-AMT)/(Series 2000-2), 1.35%
                       TOBs (Massachusetts Turnpike Authority)/(MBIA
                       Insurance Corp. INS)/(State Street Bank and Trust
                       Co. LIQ), Optional Tender 2/10/2005                      15,895,000
    14,000,000         Commonwealth of Massachusetts, (Series 2001 B)
                       Weekly VRDNs (Landesbank Hessen-Thueringen,
                       Frankfurt LIQ)                                           14,000,000
    22,730,000     1   Commonwealth of Massachusetts, PUTTERs (Series
                       443) Weekly VRDNs (FGIC, FSA INS) and J.P.Morgan
                       Chase Bank, N.A. LIQs)                                   22,730,000
    10,000,000         Lawrence, MA, 3.25% BANs, 12/22/2005                     10,095,089
    11,500,000     1   Massachusetts Bay Transit Authority Assessment
                       Bonds, TICs/TOCs (Series 2004-D) Weekly VRDNs
                       (Goldman Sachs Group, Inc. LIQ)                          11,500,000
    4,000,000      1   Massachusetts Bay Transportation Authority General
                       Transportation System, MERLOTS (Series 2000H)
                       Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)         4,000,000
    18,280,000     1   Massachusetts Bay Transportation Authority Sales
                       Tax Revenue, PUTTERs (Series 442) Weekly VRDNs
                       (J.P.Morgan Chase Bank, N.A. LIQ)                        18,280,000
    3,475,000          Massachusetts Development Finance Agency Weekly
                       VRDNs (Chestnut Hill School)/
                       (Citizens Bank of Massachusetts LOC)                     3,475,000
    135,000            Massachusetts Development Finance Agency Weekly
                       VRDNs (YOU, Inc.)/(Lloyds TSB Bank PLC, London LOC)      135,000
    10,265,000         Massachusetts Development Finance Agency, (Series
                       2000) Weekly VRDNs (Wentworth Institute of
                       Technology, Inc.)/(AMBAC INS)/(State Street Bank
                       and Trust Co. LIQ)                                       10,265,000
    4,175,000          Massachusetts Development Finance Agency, (Series
                       2001) Weekly VRDNs (The Children's
                       Museum)/(Citizens Bank of Massachusetts LOC)             4,175,000
    2,000,000          Massachusetts Development Finance Agency, (Series
                       2002) Weekly VRDNs (Gordon College)/(Citizens Bank
                       of Massachusetts LOC)                                    2,000,000
    1,740,000          Massachusetts Development Finance Agency, (Series
                       2002) Weekly VRDNs (Justice Resource
                       Institute)/(Fleet National Bank LOC)                     1,740,000
    1,000,000          Massachusetts Development Finance Agency, (Series
                       2002A) Weekly VRDNs (Assumption College)/(Bank of
                       New York LOC)                                            1,000,000
    2,500,000          Massachusetts Development Finance Agency, (Series
                       2003) Weekly VRDNs (Boston College High
                       School)/(Citizens Bank of Massachusetts LOC)             2,500,000
    10,000,000         Massachusetts Development Finance Agency, (Series
                       2004A) Weekly VRDNs (Northfield Mount Hermon
                       School)/(Radian Asset Assurance INS)/(Fleet
                       National Bank LIQ)                                       10,000,000
    20,000,000         Massachusetts HEFA, (Series 2004D) Weekly VRDNs
                       (Cape Cod Healthcare)/(Assured Guaranty Corp.
                       INS)/(Fleet National Bank LIQ)                           20,000,000
    5,500,000          Massachusetts HEFA, (Series A-1) Weekly VRDNs
                       (Sherrill House)/(Comerica Bank LOC)                     5,500,000
    5,095,000          Massachusetts HEFA, (Series Q-1) Weekly VRDNs
                       (Boston University)/(XL Capital Assurance Inc.
                       INS)/(Fleet National Bank LIQ)                           5,095,000
    10,170,000     1   Massachusetts HEFA, MERLOTS (Series 2000-T) Weekly
                       VRDNs (Simmons College)/
                       (AMBAC INS)/(Wachovia Bank N.A. LIQ)                     10,170,000
    1,500,000          Massachusetts IFA, (Series 1994) Weekly VRDNs
                       (Nova Realty Trust)/(Fleet National Bank LOC)            1,500,000
    12,680,000         Massachusetts IFA, (Series 1995) Weekly VRDNs
                       (Goddard House)/(Fleet National Bank LOC)                12,680,000
    4,560,000          Massachusetts IFA, (Series 1997) Weekly VRDNs
                       (Mount Ida College)/(Fleet National Bank LOC)            4,560,000
    2,000,000          Massachusetts IFA, (Series 1998A) Weekly VRDNs
                       (JHC Assisted Living Corp.)/(SunTrust Bank LOC)          2,000,000
    960,000            Massachusetts IFA, (Series B) Weekly VRDNs
                       (Williston North Hampton School)/(Fleet National
                       Bank LOC)                                                960,000
    5,500,000      1   Massachusetts Municipal Wholesale Electric Co.,
                       Floater Certificates (Series 2001-674) Weekly
                       VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley
                       LIQ)                                                     5,500,000
    5,130,000      1   Massachusetts State College Building Authority,
                       MERLOTS (Series 2000-B11) Weekly VRDNs (AMBAC
                       INS)/(Wachovia Bank N.A. LIQ)                            5,130,000
    10,000,000     1   Massachusetts State HFA, MERLOTS (Series 1999H)
                       Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia
                       Bank N.A. LIQ)                                           10,000,000
    1,000,000      1   Massachusetts State HFA, (PT-162) Weekly VRDNs
                       (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)          1,000,000
    2,855,000      1   Massachusetts Turnpike Authority, Floater
                       Certificates (Series 2000-335) Weekly VRDNs (AMBAC
                       INS)/(Morgan Stanley LIQ)                                2,855,000
    5,090,000      1   Massachusetts Water Pollution Abatement Trust
                       Pool, (PT-1185) Weekly VRDNs (Merrill Lynch & Co.,
                       Inc. LIQ)                                                5,090,000
    1,100,000      1   Massachusetts Water Pollution Abatement Trust
                       Pool, Subordinate, MERLOTS (Series 1999N) Weekly
                       VRDNs (Wachovia Bank N.A. LIQ)                           1,100,000
    9,525,000          Massachusetts Water Resources Authority, (Series
                       2000B) Weekly VRDNs (FGIC INS)/
                       (FGIC Securities Purchase, Inc. LIQ)                     9,525,000
    3,000,000          Milford, MA, 2.00% BANs, 4/18/2005                       3,007,384
    14,115,000         Wareham, MA, 1.75% BANs, 3/17/2005                       14,125,217
    15,425,000         Winthrop, MA, 1.75% BANs, 3/17/2005                      15,436,018
                       Total                                                    304,383,708
                       Minnesota--0.4%
    8,500,000      1   ABN AMRO MuniTOPS Certificates Trust (Minnesota
                       Non-AMT) (Series 2000-8) Weekly VRDNs
                       (Minneapolis/St. Paul, MN Metropolitan Airports
                       Commission)/(FGIC INS)/(ABN AMRO Bank NV,
                       Amsterdam LIQ)                                           8,500,000
    920,000            Coon Rapids, MN, (Series 1998) Weekly VRDNs
                       (Gerald R. Sizer)/(Wells Fargo Bank Minnesota N.A
                       LOC)                                                     920,000
    465,000            New Hope, MN, (Series 1994) Weekly VRDNs (National
                       Beauty)/(Wells Fargo Bank Minnesota N.A LOC)             465,000
                       Total                                                    9,885,000
                       Mississippi--0.7%
    5,560,000          Mississippi Home Corp., (Series 2004-5: Arbor Park
                       Apartments) Weekly VRDNs (Jackson Partners,
                       LP)/(FNMA LOC)                                           5,560,000
    9,975,000      1   Mississippi Hospital Equipment & Facilities
                       Authority, (Series 2004 FR/RI-L70) Weekly VRDNs
                       (Baptist Memorial Healthcare)/(Lehman Brothers
                       Holdings, Inc. LIQ)                                      9,975,000
    4,335,000      1   Mississippi State, ROCs (Series 1043) Weekly VRDNs
                       (FGIC INS)/(Citigroup Global Markets Holdings,
                       Inc. LIQ)                                                4,335,000
                       Total                                                    19,870,000
                       Missouri--1.3%
    6,847,000          Branson Creek, MO Community Improvement District,
                       Special Assessment Bonds (Series 2002) Weekly
                       VRDNs (Union Planters Bank, N.A., Memphis, TN LOC)       6,847,000
    2,020,000          Missouri Development Finance Board, (Series 1995)
                       Weekly VRDNs (Wilson Trailer Sales, Inc.)/(Wells
                       Fargo Bank Minnesota N.A LOC)                            2,020,000
    20,000,000         Missouri State HEFA, (Series 2000) Weekly VRDNs
                       (Stowers Institute for Medical Research)/(MBIA
                       Insurance Corp. INS)/(J.P.Morgan Chase Bank, N.A.
                       LIQ)                                                     20,000,000
    6,000,000          Missouri State HEFA, (Series 2002) Weekly VRDNs
                       (Barstow School)/(Commerce Bank, N.A., Kansas City
                       LOC)                                                     6,000,000
                       Total                                                    34,867,000
                       Multi State--10.1%
    22,360,546     1   ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust
                       Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle
                       Bank, N.A. LOC)                                          22,360,546
    5,770,000      1   Banc One Capital Higher Education Tax-Exempt
                       Income Trust, (Series 1) Weekly VRDNs (J.P.Morgan
                       Chase Bank, N.A. LOC)                                    5,770,000
    34,300,000     1   Charter Mac Floater Certificates Trust I, (Nat-1
                       Series) Weekly VRDNs (MBIA Insurance Corp.
                       INS)/(Bayerische Landesbank Girozentrale, Dexia
                       Bank, Belgium, Fleet National Bank, KBC Bank N.V.,
                       Landesbank Baden-Wuerttemberg, Lloyds TSB Bank
                       PLC, London and State Street Bank and Trust Co.
                       LIQs)                                                    34,300,000
    22,500,000     1   Charter Mac Floater Certificates Trust I, (Nat-2
                       Series) Weekly VRDNs (MBIA Insurance Corp.
                       INS)/(Bayerische Landesbank Girozentrale, Dexia
                       Bank, Belgium, Fleet National Bank, KBC Bank N.V.,
                       Landesbank Baden-Wuerttemberg, Lloyds TSB Bank
                       PLC, London and State Street Bank and Trust Co.
                       LIQs)                                                    22,500,000
    35,875,000     1   Clipper Tax-Exempt Certificates Trust (AMT
                       MultiState)/(Series 1999-3) Weekly VRDNs (State
                       Street Bank and Trust Co. LIQ)                           35,875,000
    32,130,000     1   Clipper Tax-Exempt Certificates Trust (AMT
                       Multistate)/(Series 2002-09) Weekly VRDNs (AMBAC,
                       FGIC, FSA, MBIA Insurance Corp. INS) and State
                       Street Bank and Trust Co. LIQs)                          32,130,000
    22,000,000     1   Clipper Tax-Exempt Certificates Trust (Multistate
                       Non-AMT)/(Series 2003-05) Weekly VRDNs (FGIC, FSA,
                       MBIA Insurance Corp. INS) and State Street Bank
                       and Trust Co. LIQs)                                      22,000,000
    8,550,000      1   Clipper Tax-Exempt Certificates Trust (Multistate
                       Non-AMT)/(Series 2003-13) Weekly VRDNs (FGIC, FSA
                       INS) and State Street Bank and Trust Co. LIQs)           8,550,000
    13,389,000     1   Clipper Tax-Exempt Certificates Trust
                       (Multistate-AMT)/(Series 2004-02) Weekly VRDNs
                       (State Street Bank and Trust Co. LIQ)                    13,389,000
    27,564,000     1   Clipper Tax-Exempt Certificates Trust (Non-AMT
                       Multistate)/(Series 1998-2) Weekly VRDNs (State
                       Street Bank and Trust Co. LIQ)                           27,564,000
    2,698,227      1   Koch Floating Rate Trust (Multistate Non-AMT)
                       (Series 1999-2) Weekly VRDNs (AMBAC INS)/(State
                       Street Bank and Trust Co. LIQ)                           2,698,227
    9,538,269      1   Koch Floating Rate Trust (Multistate Non-AMT)
                       (Series 2000-1) Weekly VRDNs (AMBAC INS)/(State
                       Street Bank and Trust Co. LIQ)                           9,538,269
    18,656,508     1   Koch Floating Rate Trust (Multistate Non-AMT)
                       (Series 2001-1) Weekly VRDNs (AMBAC INS)/(State
                       Street Bank and Trust Co. LIQ)                           18,656,508
    19,000,000     1   TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly
                       VRDNs (MBIA Insurance Corp. INS)/(Bayerische
                       Landesbank Girozentrale and Landesbank
                       Baden-Wuerttemberg LIQs)                                 19,000,000
                       Total                                                    274,331,550
                       Nebraska--0.7%
    9,100,000          Douglas County, NE Hospital Authority No. 001,
                       (Series 2002) Weekly VRDNs (Florence
                       Home)/(Lasalle Bank, N.A. LOC)                           9,100,000
    805,000            Douglas County, NE Weekly VRDNs (Majors Plastics,
                       Inc.)/(Wells Fargo Bank Minnesota N.A LOC)               805,000
    615,000            Douglas County, NE, Industrial Development
                       Refunding Revenue Bonds (Series 1994) Weekly VRDNs
                       (Omaha Fixture Manufacturing Project)/(J.P.Morgan
                       Chase Bank, N.A. LOC)                                    615,000
    604,000            Nebraska Investment Finance Authority, (Series
                       2001 F) Weekly VRDNs (FHLB of Topeka LIQ)                604,000
    6,550,000      1   Nebraska Investment Finance Authority, MERLOTS
                       (Series 1999A) Weekly VRDNs (GNMA COL)/(Wachovia
                       Bank N.A. LIQ)                                           6,550,000
                       Total                                                    17,674,000
                       New Hampshire--0.3%
    7,260,000          New Hampshire Higher Educational & Health
                       Facilities Authority, (Series 2003) Weekly VRDNs
                       (RiverWoods at Exeter)/(Fleet National Bank LOC)         7,260,000
    1,475,000      1   New Hampshire State HFA, MERLOTS (Series 2002-A4)
                       Weekly VRDNs (Wachovia Bank N.A. LIQ)                    1,475,000
                       Total                                                    8,735,000
                       New Jersey--4.9%
    2,081,215          Avon By The Sea, NJ, 2.00% BANs, 1/13/2005               2,081,686
    4,542,217          Barnegat, NJ, 2.25% BANs, 6/3/2005                       4,552,455
    1,475,521          Barnegat, NJ, 3.00% BANs, 6/30/2005                      1,484,845
    5,888,057          Beachwood, NJ, 2.75% BANs, 9/1/2005                      5,929,295
    1,933,250          Bethlehem Township, NJ, 3.00% BANs, 6/22/2005            1,944,869
    12,000,000         East Brunswick Township, NJ, 2.50% BANs, 1/8/2005        12,001,390
    20,550,000         East Rutherford Borough, NJ, 2.75% BANs, 8/19/2005       20,690,112
    4,875,750          Lacey Township, NJ, 2.75% BANs, 8/12/2005                4,906,487
    3,000,000          Leonia, NJ, 2.75% TANs, 2/15/2005                        3,004,540
    4,618,100          Morris Plains, NJ, 2.75% BANs, 7/28/2005                 4,647,864
    11,240,000         New Jersey EDA, (Series 1998A) Weekly VRDNs
                       (Jewish Home at Rockleigh)/(Allied Irish Banks PLC
                       LOC)                                                     11,240,000
    1,500,000          New Jersey EDA, (Series 2002B) Weekly VRDNs
                       (Presbyterian Homes Assisted Living Obligated
                       Group)/(Commerce Bank N.A, Cherry Hill, NJ LOC)          1,500,000
    7,880,000          New Jersey Healthcare Facilities Financing
                       Authority Weekly VRDNs (St. Peter's University
                       Hospital)/(Fleet National Bank LOC)                      7,880,000
    3,000,000          New Jersey State Educational Facilities Authority,
                       (2000 Series D) Weekly VRDNs (Institute for
                       Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A.
                       LIQ)                                                     3,000,000
    7,500,000      1   New Jersey State Transportation Trust Fund
                       Authority, Floater Certificates (Series 1998-54)
                       Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)              7,500,000
    15,000,000     1   New Jersey State, (Series 2004 FR/RI-L56J) Weekly
                       VRDNs (Lehman Brothers Holdings, Inc. LIQ)               15,000,000
    7,300,000          New Jersey Turnpike Authority, (Series 2003C-3)
                       Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)          7,300,000
    7,495,000      1   New Jersey Turnpike Authority, (PA-824R) Weekly
                       VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch &
                       Co., Inc. LIQ)                                           7,495,000
    2,500,000      1   Newark, NJ Housing Authority, (PA-1268) Weekly
                       VRDNs (Port Authority-Port Newark Marine
                       Terminal)/(MBIA Insurance Corp. INS)/(Merrill
                       Lynch & Co., Inc. LIQ)                                   2,500,000
    2,716,600          Union Beach, NJ, 2.75% BANs, 7/14/2005                   2,731,209
    4,886,000          Union City, NJ, 3.00% BANs, 5/18/2005                    4,909,438
                       Total                                                    132,299,190
                       New Mexico--2.4%
    2,000,000          Albuquerque, NM, (Series 1996A) Weekly VRDNs (El
                       Encanto, Inc.)/(Wells Fargo Bank Minnesota N.A LOC)      2,000,000
    16,500,000         New Mexico Mortgage Finance Authority, (Series
                       2004), 2.29% TOBs (Trinity Plus Funding Co. LLC),
                       Mandatory Tender 3/1/2005                                16,500,000
    12,371,129         New Mexico Mortgage Finance Authority, 2.30625%
                       TOBs (AIG Funding, Inc.), Mandatory Tender
                       9/23/2005                                                12,371,129
    15,150,000     1   New Mexico Mortgage Finance Authority, Roaring
                       Fork (Series 2000-1) Weekly VRDNs (GNMA COL)/(Bank
                       of New York LIQ)                                         15,150,000
    19,995,000     1   New Mexico State Finance Authority Transportation
                       Revenue, (Series 2004-211) Weekly VRDNs (MBIA
                       Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ)       19,995,000
                       Total                                                    66,016,129
                       New York--8.1%
    2,605,000      1   ABN AMRO MuniTOPS Certificates Trust (New York
                       Non-AMT)/(Series 1999-2) Weekly VRDNs
                       (Metropolitan Transportation Authority, NY)/(FSA
                       INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                   2,605,000
    1,990,000          Albany, NY IDA, (Series 2002: Corning
                       Preserve/Hudson Riverfront) Weekly VRDNs (Albany
                       Local Development Corp.)/(Key Bank, N.A. LOC)            1,990,000
    4,000,000          Amityville, NY Union Free School District, 3.00%
                       TANs, 6/29/2005                                          4,027,422
    4,000,000          Binghamton, NY City School District, 2.00% BANs,
                       1/21/2005                                                4,001,163
    2,375,480          Guilderland, NY CSD, 2.75% BANs, 7/7/2005                2,387,671
    4,000,000          Jericho, NY Union Free School District, 2.75%
                       TANs, 6/24/2005                                          4,012,920
    10,000,000         Johnson City, NY CSD, 3.00% BANs, 6/17/2005              10,056,185
    1,500,000          Long Island Power Authority, NY, (Series 2003D)
                       Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)          1,500,000
    6,000,000          Madison County, NY IDA, (Series 1999A) Weekly
                       VRDNs (Cazenovia College)/
                       (Manufacturers & Traders Trust Co., Buffalo, NY
                       LOC)                                                     6,000,000
    7,500,000          Metropolitan Transportation Authority, NY, (Series
                       2002D-2) Weekly VRDNs (FSA INS)/
                       (Dexia Credit Local LIQ)                                 7,500,000
    9,000,000          Metropolitan Transportation Authority, NY,
                       Dedicated Tax Fund (Series 2004D-2) Weekly VRDNs
                       (AMBAC INS)/(Wachovia Bank N.A. LIQ)                     9,000,000
    3,900,000      1   Metropolitan Transportation Authority, NY, MERLOTS
                       (Series 1997C) Weekly VRDNs (FGIC INS)/(Wachovia
                       Bank N.A. LIQ)                                           3,900,000
    1,910,000          Monroe County, NY IDA, (Series 2002A) Weekly VRDNs
                       (Monroe Community College Association,
                       Inc.)/(Manufacturers & Traders Trust Co., Buffalo,
                       NY LOC)                                                  1,910,000
    6,200,000          New York City, NY Housing Development Corp.,
                       (Series 2003A: 2 Gold Street) Weekly VRDNs (2 Gold
                       LLC)/(Fleet National Bank LOC)                           6,200,000
    20,000,000         New York City, NY IDA, Liberty Revenue Bonds
                       (Series 2004 A) Weekly VRDNs (One Bryant Park
                       LLC)/(Bayerische Landesbank Girozentrale
                       INV)/(Bank of America N.A. and Bank of New York
                       LOCs)                                                    20,000,000
    10,000,000         New York City, NY Municipal Water Finance
                       Authority, (Series 5), 1.85% CP, Mandatory Tender
                       2/3/2005                                                 10,000,000
    2,500,000          New York City, NY Transitional Finance Authority,
                       (1999 Subseries A-2) Weekly VRDNs (Bank of Nova
                       Scotia, Toronto LIQ)                                     2,500,000
    9,460,000      1   New York City, NY Transitional Finance Authority,
                       MERLOTS (Series 2002-A40) Weekly VRDNs (MBIA
                       Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)            9,460,000
    380,000            New York City, NY, (1995 Series F-4) Weekly VRDNs
                       (Landesbank Hessen-Thueringen, Frankfurt LOC)            380,000
    21,500,000         New York City, NY, (1996 Series J-2) Weekly VRDNs
                       (WestLB AG (Guaranteed) LOC)                             21,500,000
    15,000,000         New York City, NY, (1996 Series J-3) Weekly VRDNs
                       (J.P.Morgan Chase Bank, N.A. LOC)                        15,000,000
    6,340,000          New York City, NY, (2003 Series C-2) Weekly VRDNs
                       (Bayerische Landesbank Girozentrale LOC)                 6,340,000
    1,000,000      1   New York State Dormitory Authority, MERLOTS
                       (Series 2001-A30) Weekly VRDNs (AMBAC
                       INS)/(Wachovia Bank N.A. LIQ)                            1,000,000
    9,900,000      1   New York State Dormitory Authority, MERLOTS
                       (Series 2002-A56), 1.45% TOBs (FGIC INS)/(Wachovia
                       Bank N.A. LIQ), Optional Tender 4/27/2005                9,900,000
    10,000,000         New York State Dormitory Authority, Mental Health
                       Services (2003 Subseries F-2A) Weekly VRDNs (New
                       York State)/(FSA INS)/(Dexia Credit Local LIQ)           10,000,000
    17,550,000         New York State HFA, Service Contract Revenue Bonds
                       (2003 Series B) Weekly VRDNs (BNP Paribas SA LOC)        17,550,000
    12,000,000         New York State HFA, Service Contract Revenue Bonds
                       (2003 Series C) Weekly VRDNs (Dexia Credit Local
                       LOC)                                                     12,000,000
    5,027,000          Salina, NY, 3.00% BANs, 7/15/2005                        5,058,637
    2,500,000      1   Tobacco Settlement Financing Corp., NY, (PA-1156)
                       Weekly VRDNs (New York State)/
                       (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch &
                       Co., Inc. LOC)                                           2,500,000
    8,000,000          Triborough Bridge & Tunnel Authority, NY,
                       Subordinate Revenue Bonds (Series 2000-B) Weekly
                       VRDNs (FSA INS)/(Landesbank Baden-Wuerttemberg LIQ)      8,000,000
    3,070,000          Victor, NY, (Village), 2.00% BANs, 4/22/2005             3,072,799
                       Total                                                    219,351,797
                       North Carolina--3.0%
    4,500,000          Boiling Springs, NC, 2.50% BANs, 2/23/2005               4,505,754
    5,000,000          Mecklenburg County, NC, (Series 2004B), 2.00% TOBs
                       (Landesbank Hessen-Thueringen, Frankfurt LIQ),
                       Mandatory Tender 2/1/2005                                5,002,916
    6,500,000          New Hanover County, NC PCRB Financial Authority,
                       (Series 1984) Weekly VRDNs (American Hoist &
                       Derrick Co. Project)/(Fleet National Bank LOC)           6,500,000
    5,940,000          North Carolina Capital Facilities Finance Agency,
                       (Series 2001) Weekly VRDNs (Forsyth Country Day
                       School, Inc.)/(Branch Banking & Trust Co.,
                       Winston-Salem LOC)                                       5,940,000
    960,000            North Carolina Capital Facilities Finance Agency,
                       (Series 2001) Weekly VRDNs (Mars Hill
                       College)/(Branch Banking & Trust Co.,
                       Winston-Salem LOC)                                       960,000
    3,100,000          North Carolina Capital Facilities Finance Agency,
                       (Series 2001) Weekly VRDNs (Westchester Academy,
                       Inc.)/(Wachovia Bank N.A. LOC)                           3,100,000
    3,410,000          North Carolina Capital Facilities Finance Agency,
                       (Series 2002) Weekly VRDNs (Goodwill Community
                       Foundation)/(Bank of America N.A. LOC)                   3,410,000
    2,200,000          North Carolina Capital Facilities Finance Agency,
                       (Series 2004) Weekly VRDNs (Campbell
                       University)/(Branch Banking & Trust Co.,
                       Winston-Salem LOC)                                       2,200,000
    1,615,000          North Carolina Educational Facilities Finance
                       Agency, (Series 1999) Weekly VRDNs (Catawba
                       College)/(Wachovia Bank N.A. LOC)                        1,615,000
    2,350,000          North Carolina Educational Facilities Finance
                       Agency, (Series 2000) Weekly VRDNs (Greensboro
                       Montessory School)/(Wachovia Bank N.A. LOC)              2,350,000
    6,740,000          North Carolina Medical Care Commission, (Series
                       1998) Weekly VRDNs (Cornelia Nixon Davis Nursing
                       Home, Inc.)/(Wachovia Bank N.A. LOC)                     6,740,000
    1,000,000          North Carolina Medical Care Commission, (Series
                       2001) Weekly VRDNs (Aldersgate Retirement
                       Community, Inc.)/(Branch Banking & Trust Co.,
                       Winston-Salem LOC)                                       1,000,000
    2,000,000          North Carolina Medical Care Commission, (Series
                       2001A) Weekly VRDNs (Moses H. Cone Memorial)             2,000,000
    10,000,000         North Carolina Medical Care Commission, (Series
                       2003C) Weekly VRDNs (Givens Estates )/(Bank of
                       Scotland, Edinburgh LOC)                                 10,000,000
    5,000,000      1   North Carolina Municipal Power Agency No. 1,
                       PUTTERs (Series 341) Weekly VRDNs (AMBAC
                       INS)/(J.P. Morgan Chase & Co. LIQ)                       5,000,000
    10,995,000     1   North Carolina State, (PT-413), 1.35% TOBs
                       (Merrill Lynch & Co., Inc. LIQ), Optional Tender
                       4/21/2005                                                10,995,000
    8,000,000          North Carolina State, (Series 2002C) Weekly VRDNs
                       (Bayerische Landesbank Girozentrale LIQ)                 8,000,000
                       Total                                                    79,318,670
                       Ohio--2.8%
    9,630,000      1   ABN AMRO MuniTOPS Certificates Trust (Ohio
                       Non-AMT)/(Series 2002-6) Weekly VRDNs (Monroe, OH
                       Local School District)/(AMBAC INS)/(ABN AMRO Bank
                       NV, Amsterdam LIQ)                                       9,630,000
    5,405,000          Clark County, OH, (Series 1999) Weekly VRDNs (Ohio
                       Masonic Home)/(AMBAC INS)/(Harris Trust & Savings
                       Bank, Chicago LIQ)                                       5,405,000
    8,000,000      1   Cleveland, OH Airport System, (Series 2001)
                       SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale,
                       Paris LIQ)                                               8,000,000
    125,000            Cleveland, OH Waterworks, (Series 2004-M) Weekly
                       VRDNs (FSA INS)/(Dexia Credit Local LIQ)                 125,000
    4,215,000          Cuyahoga County, OH Health Care Facilities,
                       (Series 2001) Weekly VRDNs (Gardens of McGregor &
                       Amasa Stone)/(Key Bank, N.A. LOC)                        4,215,000
    8,000,000          Cuyahoga Falls, OH, 3.00% BANs, 12/15/2005               8,055,909
    2,500,000          Dublin, OH, Industrial Development Refunding
                       Revenue Bonds (Series 1997) Weekly VRDNs (Witco
                       Corp.)/(Fleet National Bank LOC)                         2,500,000
    5,000,000          Hamilton County, OH, (Series 2004) Weekly VRDNs
                       (Stratford Heights)/(Bank of New York and Citizens
                       Bank of Pennsylvania LOCs)                               5,000,000
    13,565,000         Marion County, OH Health Care Facilities, (Series
                       2002) Weekly VRDNs (United Church Homes,
                       Inc.)/(Key Bank, N.A. LOC)                               13,565,000
    3,080,000          Ohio State Higher Educational Facilities
                       Commission Weekly VRDNs (Wilberforce College)/
                       (Fifth Third Bank, Cincinnati LOC)                       3,080,000
    9,995,000      1   Ohio State Turnpike Commission, Class A
                       Certificates (Series 2002-200) Weekly VRDNs (FGIC
                       INS)/(Bear Stearns Cos., Inc. LIQ)                       9,995,000
    6,600,000      1   Ohio State Turnpike Commission, Morgan Stanley
                       Floater Certificates 1998-71 Weekly VRDNs (FGIC
                       INS)/(Morgan Stanley LIQ)                                6,600,000
    1,105,000          Ohio State University, (Series 1999 B2) Weekly
                       VRDNs                                                    1,105,000
                       Total                                                    77,275,909
                       Oregon--0.4%
    10,000,000     1   Oregon State, TANs (Series 2004 FR/RI-L73J) Weekly
                       VRDNs (Lehman Brothers Holdings, Inc. LIQ)               10,000,000
                       Pennsylvania--0.4%
    7,000,000          Erie, PA City School District, 2.75% TRANs,
                       6/30/2005                                                7,032,887
    2,000,000          Montgomery County, PA IDA Weekly VRDNs (Plymouth
                       Woods)/(PNC Bank, N.A. LOC)                              2,000,000
    700,000            Pennsylvania EDFA, (1995 Series E) Weekly VRDNs
                       (Home Nursing Agency Affiliates Project)/(PNC
                       Bank, N.A. LOC)                                          700,000
                       Total                                                    9,732,887
                       Puerto Rico--0.4%
    9,900,000      1   Puerto Rico Public Finance Corp., (Series 2004
                       FR/RI-L37J) Weekly VRDNs (AMBAC INS)/
                       (Lehman Brothers Holdings, Inc. LIQ)                     9,900,000
                       South Carolina--0.7%
    7,490,000      1   Greer, SC Combined Utility System, MERLOTS (Series
                       2002 A-30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank
                       N.A. LIQ)                                                7,490,000
    11,010,000     1   Piedmont Municipal Power Agency, SC, MERLOTS
                       (Series 2000 A5), 2.11% TOBs (MBIA Insurance Corp.
                       INS)/(Wachovia Bank N.A. LIQ), Optional Tender
                       11/10/2005                                               11,010,000
                       Total                                                    18,500,000
                       South Dakota--0.1%
    3,280,000      1   South Dakota Housing Development Authority,
                       MERLOTS (Series 2001 A32), 2.11% TOBs (Wachovia
                       Bank N.A. LIQ), Optional Tender 11/10/2005               3,280,000
                       Tennessee--0.6%
    7,700,000          Memphis, TN Health, Educational and Housing
                       Facility Board, (Series 2004) Weekly VRDNs
                       (Watergrove Apartments)/(FHLMC LOC)                      7,700,000
    590,000            Montgomery County, TN Public Building Authority,
                       Pooled Financing Revenue Bonds (Series 1996)
                       Weekly VRDNs (Montgomery County Loan)/(Bank of
                       America N.A. LOC)                                        590,000
    4,995,000      1   Shelby County, TN Health Education & Housing
                       Facilities Board, PUTTERs (Series 254) Weekly
                       VRDNs (J.P.Morgan Chase Bank, N.A.
                       LIQ)/(J.P.Morgan Chase Bank, N.A. LOC)                   4,995,000
    115,000            Washington County, TN IDB, (Series 1996) Weekly
                       VRDNs (Springbrook Properties)/
                       (SunTrust Bank LOC)                                      115,000
    2,750,000          Williamson County, TN, (Series 2000) Weekly VRDNs
                       (Brentwood Academy)/(Amsouth Bank N.A., Birmingham
                       LOC)                                                     2,750,000
                       Total                                                    16,150,000
                       Texas--10.4%
    10,000,000     1   ABN AMRO MuniTOPS Certificates Trust (Multistate
                       Non-AMT)/(Series 1998-24) Weekly VRDNs (Barbers
                       Hill, TX ISD)/(Texas Permanent School Fund
                       Guarantee Program GTD)/
                       (ABN AMRO Bank NV, Amsterdam LIQ)                        10,000,000
    2,780,000      1   Austin, TX Electric Utility System, (PT-1699)
                       Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co.,
                       Inc. LIQ)                                                2,780,000
    6,620,000      1   Austin, TX Water and Wastewater System, MERLOTS
                       (Series 2002-A1) Weekly VRDNs (FSA INS)/(Wachovia
                       Bank N.A. LIQ)                                           6,620,000
    18,245,000     1   Austin, TX, MERLOTS (Series 2000 A3), 2.11% TOBs
                       (MBIA Insurance Corp. INS)/
                       (Wachovia Bank N.A. LIQ), Optional Tender
                       11/10/2005                                               18,245,000
    8,000,000          Brazoria County, TX Health Facilities Development
                       Corp., (Series 1999) Weekly VRDNs (Brazosport
                       Memorial Hospital)/(J.P.Morgan Chase Bank, N.A.
                       LOC)                                                     8,000,000
    900,000            Corpus Christi, TX IDC Weekly VRDNs (Grainger
                       (W.W.), Inc.)                                            900,000
    7,290,000      1   Duncanville, TX ISD, (Series 2003 SGA 149) Weekly
                       VRDNs (Texas Permanent School Fund Guarantee
                       Program GTD)/(Societe Generale, Paris LIQ)               7,290,000
    5,700,000          Harris County, TX HFDC, (Series 2002) Daily VRDNs
                       (Methodist Hospital, Harris County, TX)                  5,700,000
    6,200,000      1   Harris County, TX HFDC, Trust Receipts (Series
                       1999 FR/RI-A53) Weekly VRDNs (St. Luke's Episcopal
                       Hospital)/(Bayerische Hypotheken-und Vereinsbank
                       AG LIQ)                                                  6,200,000
    955,000            Harris County, TX IDC Weekly VRDNs (Grainger
                       (W.W.), Inc.)                                            955,000
    2,700,000          Houston, TX Higher Education Finance Corp.,
                       (Series 2000) Weekly VRDNs (Houston Baptist
                       University Project)/(J.P.Morgan Chase Bank, N.A.
                       LOC)                                                     2,700,000
    4,985,000      1   Houston, TX Housing Finance Corp., (PT-2101)
                       Weekly VRDNs (Sweetwater Point
                       Apartments)/(Merrill Lynch & Co., Inc.
                       LIQ)/(Merrill Lynch & Co., Inc. LOC)                     4,985,000
    20,075,000     1   Houston, TX Water & Sewer System, Class A
                       Certificates (Series 2002-187) Weekly VRDNs (FSA
                       INS)/(Bear Stearns Cos., Inc. LIQ)                       20,075,000
    6,525,000      1   Houston, TX Water & Sewer System, Variable
                       Certificates (Series 2002F) Weekly VRDNs (FSA
                       INS)/(Bank of America N.A. LIQ)                          6,525,000
    20,415,000     1   Lubbock County, TX Hospital District, Trust
                       Receipts (Series 2002 FR/RI-F5) Weekly VRDNs
                       (Lehman Brothers Holdings, Inc. SWP)                     20,415,000
    930,000            North Richland Hills, TX IDC Weekly VRDNs (Tecnol,
                       Inc.)/(Bank of America N.A. LOC)                         930,000
    29,590,000     1   San Antonio, TX Electric & Gas System, MERLOTS
                       (Series 2002-A53), 1.75% TOBs (FSA INS)/(Wachovia
                       Bank N.A. LIQ), Optional Tender 7/20/2005                29,590,000
    8,245,000      1   San Antonio, TX Electric & Gas System, (PT-1706)
                       Weekly VRDNs (BNP Paribas SA LIQ)                        8,245,000
    3,200,000          Splendora, TX Higher Education Facilities Corp.,
                       (Series 2001) Weekly VRDNs (Oak Cliff Bible
                       Fellowship)/(Bank of America N.A. LOC)                   3,200,000
    10,000,000         Texas Small Business Industrial Development Corp.,
                       (Series 1986) Weekly VRDNs (Texas Public
                       Facilities Capital Access Program)/(KBC Bank N.V.
                       LOC)                                                     10,000,000
    60,000,000         Texas State, (Series 2004), 3.00% TRANs, 8/31/2005       60,547,782
    5,000,000      1   Texas State, TRANs (Series 2004 FR/RI-L60J) Weekly
                       VRDNs (Lehman Brothers Holdings, Inc. LIQ)               5,000,000
    43,500,000     1   Texas State, TRANs (Series 2004 FR/RI-L61J) Weekly
                       VRDNs (Lehman Brothers Holdings, Inc. LIQ)               43,500,000
                       Total                                                    282,402,782
                       Utah--0.8%
    20,000,000         Emery County, UT, PCRB (Series 1991) Weekly VRDNs
                       (Pacificorp)/(BNP Paribas SA LOC)                        20,000,000
    2,600,000          Weber County, UT IDRB, (Series 1994) Weekly VRDNs
                       (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC)             2,600,000
                       Total                                                    22,600,000
                       Virginia--0.9%
    900,000            Alexandria, VA IDA, (Series 1999) Weekly VRDNs
                       (Church Schools in the Diocese of
                       Virginia)/(SunTrust Bank LOC)                            900,000
    3,940,000          Alexandria, VA Redevelopment and Housing
                       Authority, (Series 2001) Weekly VRDNs (Potomac
                       West Apartments)/(SunTrust Bank LOC)                     3,940,000
    2,250,000          Fairfax County, VA EDA, (Series 2002) Weekly VRDNs
                       (Wolf Trap Foundation for the Performing
                       Arts)/(Bank of America N.A. LOC)                         2,250,000
    2,465,000          Fairfax County, VA EDA, (Series 2003) Weekly VRDNs
                       (George Mason University Foundation,
                       Inc.)/(SunTrust Bank LOC)                                2,465,000
    10,000,000     1   Harrisonburg, VA Redevelopment & Housing
                       Authority, (PT-485), 1.70% TOBs (Rolling Brook
                       Village Apartments)/(FHLMC GTD)/(FHLMC LIQ),
                       Optional Tender 9/8/2005                                 10,000,000
    2,950,000          James City County, VA IDA, (Series 1997) Weekly
                       VRDNs (Riverside Health System)                          2,950,000
    1,710,000          Newport News, VA EDA, Oyster Point Town Center
                       Weekly VRDNs (Newport News, VA)/
                       (SunTrust Bank LIQ)                                      1,710,000
                       Total                                                    24,215,000
                       Washington--2.6%
    6,995,000      1   Energy Northwest, WA, (PT-734) Weekly VRDNs (MBIA
                       Insurance Corp. INS)/(Svenska Handelsbanken,
                       Stockholm LIQ)                                           6,995,000
    2,600,000          Everett, WA Weekly VRDNs (Bank of America N.A. LOC)      2,600,000
    9,860,000      1   Seattle, WA Municipal Light & Power, MERLOT
                       (Series 2001 A42), 2.11% TOBs (FSA INS)/
                       (Wachovia Bank N.A. LIQ), Optional Tender
                       11/10/2005                                               9,860,000
    7,915,000      1   Seattle, WA Municipal Light & Power, (PT-760)
                       Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC,
                       London LIQ)                                              7,915,000
    13,250,000         Tacoma, WA Housing Authority, (Series 2001: Sunset
                       Apartments) Weekly VRDNs (South Hill Associates
                       LP)/(FNMA LOC)                                           13,250,000
    19,300,000     1   Washington State, Class A Certificates (Series
                       2002-206) Weekly VRDNs (MBIA Insurance Corp.
                       INS)/(Bear Stearns Cos., Inc. LIQ)                       19,300,000
    3,975,000      1   Washington State, (PT-1740) Weekly VRDNs (WestLB
                       AG (Guaranteed) LIQ)                                     3,975,000
    7,340,000      1   Washington State, (PT-2095) Weekly VRDNs (AMBAC
                       INS)/(Merrill Lynch & Co., Inc. LIQ)                     7,340,000
                       Total                                                    71,235,000
                       West Virginia--1.0%
    16,000,000         Grant County, WV County Commission, PCRB (Series
                       1994), 1.87% CP (Virginia Electric & Power Co.),
                       Mandatory Tender 1/18/2005                               16,000,000
    10,500,000         Grant County, WV County Commission, PCRB (Series
                       1994), 1.92% CP (Virginia Electric & Power Co.),
                       Mandatory Tender 2/1/2005                                10,500,000
                       Total                                                    26,500,000
                       Wisconsin--1.3%
    2,650,000          Combined Locks, WI, Refunding Revenue Bonds,
                       (Series 1997) Weekly VRDNs (Appleton
                       Papers)/(Lasalle Bank, N.A. LOC)                         2,650,000
    23,000,000         Franklin, WI Community Development Authority,
                       (Series 2002) Weekly VRDNs (Indian Community
                       School of Milwaukee, Inc.)/(J.P.Morgan Chase Bank,
                       N.A. LOC)                                                23,000,000
    1,550,000          Superior, WI, (Series 1998) Weekly VRDNs
                       (Partridge River Superior, Inc.)/(Wells Fargo Bank
                       Minnesota N.A LOC)                                       1,550,000
    1,425,000          Wisconsin State HEFA, (Series 1997) Weekly VRDNs
                       (16th Street Community Health Center,
                       Inc.)/(J.P.Morgan Chase Bank, N.A. LOC)                  1,425,000
    5,355,000          Wisconsin State HEFA, (Series 1997) Weekly VRDNs
                       (Cedar Crest, Inc.)/(J.P.Morgan Chase Bank, N.A.
                       LOC)                                                     5,355,000
                       Total                                                    33,980,000
                       Wyoming--0.1%
    2,100,000          Sweetwater County, WY, PCRB (Series 1994) Daily
                       VRDNs (Pacificorp)/(AMBAC INS)/
                       (J.P.Morgan Chase Bank, N.A. LIQ)                        2,100,000
                       Total Investments -100.2%
                       (AT AMORTIZED COST)2                                     2,719,432,901
                       OTHER ASSETS AND LIABILITIES - NET -(0.2)%                (5,181,522)
                       TOTAL NET ASSETS--100%
                                                                             $  2,714,251,379


     Securities that are subject to the federal alternative minimum tax (AMT) represent 10.2% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Denotes a restricted security, including securities purchased under Rule144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the funds Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At December 31, 2004 these securities amounted to $1,273,170,405 which represents 46.9% of total net assets.

2    Also represents cost for federal tax purposes.

     The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At December 31, 2004, the portfolio securities were rated as follows:

       Tier Rating Percentage Based on Total Market Value

       First Tier         Second Tier
       98.54%               1.46%
       --------------------------

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2004.

Investment Valuation

     The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
COL         --Collateralized
CP          --Commercial Paper
CSD         --Central School District
EDA         --Economic Development Authority
EDFA        --Economic Development Financing Authority
EDRB        --Economic Development Revenue Bonds
FGIC        --Financial Guaranty Insurance Corporation
FHLB        --Federal Home Loan Bank
FHLMC       --Federal Home Loan Mortgage Corporation
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GTD         --Guaranteed
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDC         --Industrial Development Corporation
IDRB        --Industrial Development Revenue Bond
IFA         --Industrial Finance Authority
INS         --Insured
INV         --Investment Agreement
ISD         --Independent School District
LIQ(s)      --Liquidity Agreement(s)
LOC(s)      --Letter(s) of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCRB        --Pollution Control Revenue Bonds
PUTTERs     --Puttable Tax-Exempt Receipts
RANs        --Revenue Anticipation Notes
ROCs        --Reset Options Certificates
SGA         --Societe Generale Acceptance
SWP         --Swap Agreement
TANs        --Tax Anticipation Notes
TICs        --Trust Inverse Certificates
TOBs        --Tender Option Bonds
TOCs        --Tender Offer Certificates
TOPS        --Trust Obligation Participating Securities
TRANs       --Tax and Revenue Anticipation Notes
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes







Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.     Exhibits


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        February 25, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        February 22, 2005